Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Component of income tax expenses
Current tax expense		¥ 1,420,693	¥ 780,077	¥ 388,320
Deferred tax expense (benefit)		(147,285)	(117,342)	142,283
Income tax expenses	$ 196,579	¥ 1,273,408	¥ 662,735	¥ 530,603
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(1.50%)	(1.50%)	(1.40%)	0.30%
Effect due to overseas tax-exempt entities (as a percent)	(0.30%)	(0.30%)	1.30%	1.40%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(11.60%)	(11.60%)	(15.00%)	(16.40%)
Change in valuation allowance (as a percent)	1.90%	1.90%	(0.10%)	0.80%
Income tax refund (as a percent)				(7.30%)
Effect of withholding income tax (as a percent)	2.20%	2.20%	2.30%	6.90%
Effective income tax rate (as a percent)	15.70%	15.70%	12.10%	10.70%
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 648,711
2016
Net operating tax loss carry forwards
Net operating tax loss carry forwards		92,767
2017
Net operating tax loss carry forwards
Net operating tax loss carry forwards		152,352
2018
Net operating tax loss carry forwards
Net operating tax loss carry forwards		142,616
2019
Net operating tax loss carry forwards
Net operating tax loss carry forwards		147,584
2020
Net operating tax loss carry forwards
Net operating tax loss carry forwards		¥ 113,392